Liabilities and Commitments (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 15, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Liabilities		$ 42,343	$ 34,864
Royalty expense		212	190
Third party [Member] | Patents and intellectual property [Member]
Disclosure of contingent liabilities [line items]
License costs		$ 950
Percentage of royalties to pay for future revenues from sales of products		1.5% to 2.5%
Period of royalties to pay for future revenues from sales of products		12 years
One-time lump-sum amount		$ 1,500
Aggregate revenues		100,000
Royalty expense		$ 122	98
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalties to pay for future revenues from sales of products		10%
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member] | Bottom of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of one-time lump sum payment amount		2.00%
One-time lump-sum amount		$ 1,000
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member] | Top of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of one-time lump sum payment amount		4.00%
Teva [Member]
Disclosure of contingent liabilities [line items]
Revised cash consideration paid				$ 1,000
Obligation for contingent consideration				2,000
Modified contingent consideration				$ 7,200
Liabilities		$ 0	4,428
Final payment due	$ 4,000
Financial expenses	$ 546	$ 770	468
R&D Law [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalties to pay for future revenues from sales of products		3
Maximum aggregate royalties paid in percentage		100.00%
Interest rate		12-month interest
Royalty expense			$ 2,164